Note 31 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Trade payables	$ 6,166	$ 3,502
Electricity accrual	2,676	2,386
Audit fee	395	284
Dividends due	1,048	1,883
Solar plant supplier accrual	0	1,852
Bilboes oxide project payable	0	872
Other payables	692	651
Financial liabilities	10,977	11,430
Production and management bonus accrual - Blanket Mine	214	287
Other employee benefits - other	2,229	982
Other employee benefits - settlements	1,588	0
Leave pay	2,655	2,462
Bonus provision	190	1,025
Accruals	2,650	1,268
Non-financial liabilities	9,526	6,024
Total	$ 20,503	$ 17,454